BUSINESS ACQUISITION (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Purchase Price Allocation

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,783
Other current assets	2,236
Property, plant and equipment	1,516	40 years
Intangible assets
Trademark	1,649	10 years
Copyright	9,507	6-7 years
Software	178	10 years
Others	524	7 years
Goodwill	22,921
Other current liabilities	(197)
Deferred tax liabilities	(1,918)
Noncontrolling interest	(6,533)

Total	32,666

Summary of Unaudited Pro Forma Result of Operations

These pro forma results do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of October 1, 2015, nor are they indicative of future operating results.

	Years ended September 30,
	2015	2016
	US$	US$
Pro forma net revenue	10,410	9,618
Pro forma net income attributable to China Distance Education Ltd.	2,546	2,263
Pro forma net income per ordinary share-basic	0.19	0.21
Pro forma net income per ordinary share- diluted	0.19	0.21